Average Annual Total Returns - Short-Term Government Securities Fund	Short-Term Government Securities Fund 1 YR	Short-Term Government Securities Fund 5 YR	Short-Term Government Securities Fund 10 YR	Short-Term Government Securities Fund Returns after taxes on distributions 1 YR	Short-Term Government Securities Fund Returns after taxes on distributions 5 YR	Short-Term Government Securities Fund Returns after taxes on distributions 10 YR	Short-Term Government Securities Fund Returns after taxes on distributions and sale of fund shares 1 YR	Short-Term Government Securities Fund Returns after taxes on distributions and sale of fund shares 5 YR	Short-Term Government Securities Fund Returns after taxes on distributions and sale of fund shares 10 YR	ICE BofA 1-5 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes) 1 YR	ICE BofA 1-5 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes) 5 YR	ICE BofA 1-5 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes) 10 YR
Total	4.13%	1.99%	1.43%	3.16%	1.36%	0.89%	2.54%	1.26%	0.87%	4.25%	2.33%	1.79%